Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits
Note 11 - Pension and Other Postretirement Benefits
Southwest Gas Corporation
Employees’ Investment Plan
An Employees’ Investment Plan (“EIP”) is offered to eligible employees of Southwest through deduction of a percentage of base compensation, subject to IRS limitations. The EIP provides for purchases of various mutual fund investments and Company common stock. One-half of amounts deferred by existing employees as of December 31, 2021 are matched, up to a maximum matching contribution of 3.5% of an employee’s annual compensation. Employees hired on or after January 1, 2022, will be eligible for enhanced defined contributions as part of the EIP rather than participating in the defined benefit qualified retirement plan. The change is not applicable to employees hired on or before December 31, 2021. Enhanced EIP benefits for employees hired after 2021 will include employer contributions of 3% plus a matching contribution (dollar-for-dollar) up to 7% of eligible compensation. There are no employer matching contributions for officer deferrals into the EIP. Contributions to the plan by Southwest were $6.1 million, $5.9 million, and $5.7 million for 2021, 2020, and 2019, respectively.
Deferred Compensation Plan
A deferred compensation plan is offered to all officers of Southwest and a separate deferred compensation plan is offered to members of the Company’s Board of Directors. The plans provide the opportunity to defer up to 100% of annual cash compensation. One-half of amounts deferred by officers are matched, up to a maximum matching contribution of 3.5% of an officer’s annual base salary. Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant. Directors have an additional option to receive such payments over a five-year period. Deferred compensation earns interest at a rate determined each January. The interest rate equals 150% of Moody’s Seasoned Corporate Bond Rate Index.
Pension and Postretirement Plans
A noncontributory qualified retirement plan with defined benefits covering substantially all Southwest employees hired on or before December 31, 2021 is available, in addition to a separate unfunded supplemental executive retirement plan (“SERP”), which is limited to Southwest’s officers. Postretirement benefits other than pensions (“PBOP”) are provided to qualified retirees for health care, dental, and life insurance benefits. The defined benefit qualified retirement plan, SERP, and PBOP are not available to Southwest employees hired on or after January 1, 2022. As noted above, employees hired on or after that date, are eligible for enhanced contributions to the EIP.
The overfunded or underfunded positions of defined benefit postretirement plans, including pension plans, are recognized in the Consolidated Balance Sheets. Any actuarial gains and losses, prior service costs, and transition assets or obligations are recognized in Accumulated other comprehensive income under Stockholders’ equity, net of tax, until they are amortized as a component of net periodic benefit cost.
A regulatory asset has been established for the portion of the total amounts otherwise chargeable to Accumulated other comprehensive income that are expected to be recovered through rates in future periods. Changes in actuarial gains and losses and prior service costs pertaining to the regulatory asset will be recognized as an adjustment to the regulatory asset account as these amounts are amortized and recognized as components of net periodic pension costs each year.
The qualified retirement plan invests the majority of its plan assets in common collective trusts, which include a well-diversified portfolio of domestic and international equity securities and fixed income securities, and are managed by a professional investment manager appointed by Southwest. The investment manager has full discretionary authority to direct the investment of plan assets held in trust within the specific guidelines prescribed by Southwest through the plan’s investment policy statement. In 2016, Southwest adopted a liability driven investment (“LDI”) strategy for part of the portfolio, a form of investing designed to better match the movement in pension plan assets with the impact of interest rate changes and inflation assumption changes on the pension plan liability. The implementation of the LDI strategy will be phased in over time by using a glide path. The glide path is designed to increase the allocation of the plan’s assets to fixed income securities, as the funded status of the plan increases, in order to more closely match the duration of the plan assets to that of the plan liability. Pension plan assets are held in a Master Trust. The pension plan funding policy is in compliance with the federal government’s funding requirements.
Pension costs for these plans are affected by the amount and timing of cash contributions to the plans, the return on plan assets, discount rates, and by employee demographics, including age, compensation, and length of service. Changes made to the provisions of the plans may also impact current and future pension costs. Actuarial formulas are used in the determination of pension costs and are affected by actual plan experience and assumptions about future experience. Key actuarial assumptions include the expected return on plan assets, the discount rate used in determining the projected benefit obligation and pension costs, and the assumed rate of increase in employee compensation. Relatively small changes in these assumptions, particularly the discount rate, may significantly affect pension costs and plan obligations for the qualified retirement plan. In determining the discount rate, management matches the plan’s projected cash flows to a spot-rate yield curve based on highly rated corporate bonds. Changes to the discount rate from year-to-year, if any, are generally made in increments of 25 basis points.
While there continues to persist an historically low interest rate environment, there was a 25 basis point increase in the discount rate between years, as reflected below. The discount rate was a significant contributor to the actuarial losses for the qualified retirement plan, SERP, and PBOP plans in the previous year, when the discount rate, instead, dropped 75 basis points. The methodology utilized to determine the discount rate was consistent with prior years. The weighted-average rate of compensation increased from the prior year by 25 basis points. The asset return assumption (which impacts the following year’s expense) remained consistent with the prior year. The rates are presented in the table below:

	December 31,
	2021	2020
Discount rate	3.00%	2.75%
Weighted-average rate of compensation increase	3.25%	3.00%
Asset return assumption	6.50%	6.50%
Future years’ expense level movements (up or down) will continue to be greatly influenced by long-term interest rates, asset returns, and funding levels.
The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Consolidated Statements of Income.

	Year Ended December 31,
	2021			2020
(Thousands of dollars)	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$1,499,239	$53,631	$82,205	$1,329,577	$47,397	$76,111
Service cost	41,159	526	1,691	34,299	389	1,581
Interest cost	40,432	1,431	2,193	45,555	1,604	2,582
Actuarial loss (gain)	8,908	(3,244)	3,438	145,440	7,240	6,547
Benefits paid	(58,541)	(2,814)	(5,301)	(55,632)	(2,999)	(4,616)
Benefit obligation at end of year (PBO/PBO/APBO)	1,531,197	49,530	84,226	1,499,239	53,631	82,205
Change in plan assets:
Market value of plan assets at beginning of year	1,186,433	—	52,286	974,993	—	52,838
Actual return on plan assets	136,151	—	7,717	165,072	—	5,320
Employer contributions	102,000	2,814	—	102,000	2,999	—
Benefits paid	(58,541)	(2,814)	(7,835)	(55,632)	(2,999)	(5,872)
Market value of plan assets at end of year	1,366,043	—	52,168	1,186,433	—	52,286
Funded status at year end	$(165,154)	$(49,530)	$(32,058)	$(312,806)	$(53,631)	$(29,919)
Weighted-average assumptions (benefit obligation):
Discount rate	3.00%	3.00%	3.00%	2.75%	2.75%	2.75%
Weighted-average rate of compensation increase	3.25%	3.25%	N/A	3.00%	3.00%	N/A
Estimated funding for the plans above during calendar year 2022 is approximately $59 million, of which $56 million pertains to the retirement plan. Management monitors plan assets and liabilities and may, at its discretion, increase plan funding levels above the minimum in order to achieve a desired funded status and avoid or minimize potential benefit restrictions. As a result of the impact of the historically low discount rates at December 31, 2020, Southwest made a discretionary supplemental contribution of $50 million in January 2021, which was intended to mitigate the impacts on the funded status and the increase in pension costs in the prior year, through the ability to provide returns on the increased level of plan investments. As a result, total pension funding in 2021 was $102 million.
The accumulated benefit obligation for the retirement plan and the SERP is presented below:

	December 31,
(Thousands of dollars)	2021	2020
Retirement plan	$1,395,773	$1,367,179
SERP	46,885	50,471
Benefits expected to be paid for pension, SERP, and PBOP over the next 10 years are as follows:

(Millions of dollars)	2022	2023	2024	2025	2026	2027-2031
Pension	$62.0	$64.0	$65.0	$67.0	$68.0	$365.0
SERP	3.0	3.0	3.0	3.0	2.9	13.9
PBOP	5.0	5.2	5.2	5.2	5.3	27.3
No assurance can be made that actual funding and benefits paid will match these estimates.
For PBOP measurement purposes, the per capita cost of the covered health care benefits medical rate trend assumption is 6.0%, declining to 4.5%. Specific contributions are made for health care benefits of employees who retire after 1988, but Southwest pays all covered health care costs for employees who retired prior to 1989. The medical trend rate assumption noted above applies to the benefit obligations of pre-1989 retirees only.
The service cost component of net periodic benefit costs included in the table below is part of an overhead loading process associated with the cost of labor. The overhead process ultimately results in allocation of that portion of overall net periodic benefit costs to the same accounts to which productive labor is charged. As a result, service costs become components of various accounts, primarily Operations and maintenance expense, Net regulated operations plant, and Deferred charges and other assets for both the Company and Southwest. The non-service cost components of net periodic benefit cost are reflected in Other income (deductions) on the Consolidated Statements of Income of each entity, based on accounting guidance for the presentation of such costs.
Components of net periodic benefit cost:

	Qualified Retirement Plan			SERP			PBOP
(Thousands of dollars)	2021	2020	2019	2021	2020	2019	2021	2020	2019
Service cost	$41,159	$34,299	$25,864	$526	$389	$266	$1,691	$1,581	$1,276
Interest cost	40,432	45,555	49,006	1,431	1,604	1,760	2,193	2,582	3,046
Expected return on plan assets	(72,352)	(65,296)	(60,244)	—	—	—	(3,239)	(3,408)	(3,156)
Amortization of prior service cost	—	—	—	—	—	—	959	1,155	1,271
Amortization of net actuarial loss	41,955	36,025	22,356	2,642	1,805	1,020	—	—	—
Net periodic benefit cost	$51,194	$50,583	$36,982	$4,599	$3,798	$3,046	$1,604	$1,910	$2,437
Weighted-average assumptions (net benefit cost)
Discount rate	2.75%	3.50%	4.50%	2.75%	3.50%	4.50%	2.75%	3.50%	4.50%
Expected return on plan assets	6.50%	6.75%	7.00%	N/A	N/A	N/A	6.50%	6.75%	7.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%	3.00%	3.25%	3.25%	N/A	N/A	N/A
Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	Year Ended December 31,
	2021				2020				2019
(Thousands of dollars)	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
Net actuarial loss (gain) (a)	$(59,176)	$(54,892)	$(3,245)	$(1,039)	$57,539	$45,665	$7,240	$4,634	$71,087	$66,557	$7,975	$(3,445)
Amortization of prior service cost (b)	(959)	—	—	(959)	(1,155)	—	—	(1,155)	(1,271)	—	—	(1,271)
Amortization of net actuarial loss (b)	(44,597)	(41,955)	(2,642)	—	(37,830)	(36,025)	(1,805)	—	(23,376)	(22,356)	(1,020)	—
Prior service cost	—	—	—	—	—	—	—	—	1,878	—	—	1,878
Regulatory adjustment	88,194	86,196	—	1,998	(7,435)	(3,956)	—	(3,479)	(36,944)	(39,782)	—	2,838
Recognized in other comprehensive (income) loss	(16,538)	(10,651)	(5,887)	—	11,119	5,684	5,435	—	11,374	4,419	6,955	—
Net periodic benefit costs recognized in net income	57,397	51,194	4,599	1,604	56,291	50,583	3,798	1,910	42,465	36,982	3,046	2,437
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$40,859	$40,543	$(1,288)	$1,604	$67,410	$56,267	$9,233	$1,910	$53,839	$41,401	$10,001	$2,437
The table above discloses the net gain or loss and prior service cost recognized in Other comprehensive income, separated into (a) amounts initially recognized in Other comprehensive income, and (b) amounts subsequently recognized as adjustments to Other comprehensive income as those amounts are amortized as components of net periodic benefit cost. See also Note 6 - Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI").
The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2021 and 2020. The SERP has no assets.

	December 31,
	2021			2020
(Thousands of dollars)	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value:
Level 1 – Quoted prices in active markets for identical financial assets
Mutual funds	$—	$35,194	$35,194	$—	$30,358	$30,358
Total Level 1 Assets (1)	—	35,194	35,194	—	30,358	30,358
Level 2 – Significant other observable inputs
Private commingled equity funds (2)
Global	373,936	4,538	378,474	324,084	5,878	329,962
International	158,461	1,923	160,384	141,290	2,563	143,853
U.S. equity securities	279,062	3,386	282,448	223,374	4,051	227,425
Emerging markets	82,004	995	82,999	76,679	1,391	78,070
Private commingled fixed income funds (3)	463,942	5,630	469,572	412,230	7,476	419,706
Pooled funds and mutual funds	5,979	500	6,479	5,990	565	6,555
Government fixed income and mortgage backed securities	196	2	198	201	4	205
Total Level 2 assets (4)	1,363,580	16,974	1,380,554	1,183,848	21,928	1,205,776
Total Plan assets at fair value	1,363,580	52,168	1,415,748	1,183,848	52,286	1,236,134
Insurance company general account contracts (5)	2,463	—	2,463	2,585	—	2,585
Total Plan assets	$1,366,043	$52,168	$1,418,211	$1,186,433	$52,286	$1,238,719
(1)The Mutual funds category above is a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks, and fixed-income securities. Under normal circumstances the balanced fund will hold no more than 75%, and no less than 25%, of its total assets in equity securities. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income.
(2)The private commingled equity funds include common collective trusts that invest in a diversified portfolio of securities regularly traded on securities exchanges. These funds are shown in the above table at net asset value (“NAV”), which is the value of securities in the fund less the amount of any liabilities outstanding. Strategies employed by the funds include investment in:
▪Global equities, including domestic equities
▪International developed countries equities
▪Domestic equities
▪Emerging markets equities
Shares in the private commingled equity funds may be redeemed given one business day notice. While they are private equity funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2) in the fair value hierarchy and are therefore not excluded from the body of the fair value table as a reconciling item.
The global fund provides diversified exposure to global equity markets. The fund seeks to provide long-term capital growth by investing primarily in securities listed on the major developed equity markets of the U.S., Europe, and Asia, as well as within those listed on emerging country equity markets on a tactical basis.
The international fund invests in international financial markets, primarily those of developed economies in Europe and the Pacific Basin. The fund invests primarily in equity securities issued by foreign corporations, but may invest in other securities perceived as offering attractive investment return opportunities.
The domestic equities securities funds include a large and medium capitalization fund and a small capitalization fund. The large and medium capitalization fund is designed to track the performance of the large and medium capitalization companies contained in the index, which represents approximately 90% of the market capitalization of the U.S. stock market. The small capitalization fund is designed to provide maximum long-term appreciation through investments that are well diversified by industry.
The emerging markets fund was developed to invest in emerging market equities worldwide. The purposes of the fund’s operations, “emerging market countries,” include every country in the world except the developed markets of the U.S., Canada, Japan, Australia, New Zealand, Hong Kong, and Singapore, and most countries located in Western Europe. Fund investments are made directly in each country or, where direct investment is inefficient or prohibited, through appropriate financial instruments or participation in commingled funds.
(3)The private commingled fixed income funds consist primarily of fixed income debt securities issued by the U.S. Treasury, government agencies, and fixed income debt securities issued by corporations. The fixed income fund investments may include the use of high yield, international fixed income securities and other instruments, including derivatives, to ensure prudent diversification over a broad spectrum of investments. The changes in the value of the fixed income funds are intended to offset the changes in the pension plan liabilities due to changes in the discount rate.
These funds are shown in the above table at NAV. Investments in the private commingled fixed equity funds may be redeemed given one business day notice. While they are private fixed income funds and reported at NAV, due to the short redemption notice period, the lack of redemption fees, the fact that the underlying investments are exchange-traded, and that substantial liabilities do not exist subject to the NAV calculation, these investments are viewed as indirectly observable (Level 2), and are also not excluded from the body of the fair value table as a reconciling item.
(4)With the exception of items (2) and (3), which are discussed above, the Level 2 assets consist mainly of pooled funds and mutual funds. These funds are collective short-term funds that invest in Treasury bills and money market funds and are used as a temporary cash repository.
(5)The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.
Centuri
Defined Contribution Plans
Centuri offers defined contribution plans under Section 401(k) of the Internal Revenue Code to its eligible employees, regardless of whether they are covered under collective-bargaining agreements. Eligibility requirements vary, as does timing of participation, matching, vesting, and profit-sharing features of the plans. Contributions by Centuri to these plans for the years ended December 31, 2021, 2020, and 2019 were $9 million, $9 million, and $8 million, respectively.
Deferred Compensation Plan
Centuri sponsors a nonqualified deferred compensation plan that is offered to a select group of management and highly-compensated employees. The plan allows participants to defer up to 80% of base salary and provides a match of 100% of contributions up to 5% of a participant’s salary. The plan also allows Centuri, at its election, to credit participant accounts with discretionary contributions. Participants are 100% vested in salary deferrals, contributions, and all earnings. Participant accounts include a return based on the performance of the underlying investment options selected. Payments from the plan are designated at each annual enrollment period based on specified triggering events and are payable by lump sum or on an annual installment basis.
Multiemployer Pension Plans
Centuri makes defined contributions to several multiemployer defined benefit pension plans under the terms of collective bargaining agreements (“CBAs”) with various unions representing certain employees. Contribution rates are generally specified in the CBAs and are made to the plans on a “pay-as-you-go” basis. Such contributions correspond to the number of union employees and the particular plans in which they participate, and vary depending upon the location, number of ongoing projects, and the need for union resources in connection with those projects.
The risks of participating in multiemployer plans are different from single-employer plans, including: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers; (ii) if a participating employer stops contributing to the multiemployer plan, the unfunded obligations of the plan may become the obligation of the remaining participating employers; and (iii) if a participating employer chooses to stop participating in these multiemployer plans, the employer may be required to pay those plans an amount based on the underfunded status of the plan.
The Pension Protection Act of 2006 requires special funding and operational rules for multiemployer plans in the U.S., including classification of the plans (based on multiple factors, including the funded status of the plan), the most severe of which is “critical.” Depending upon the classification, plans may be required to adopt measures to improve their funded status through a funding improvement or rehabilitation plan, which may require additional contributions from employers (in the form of a surcharge on benefit contributions) and/or modification of retiree benefits. The amount of additional funds, if any, that Centuri may be obligated to contribute to these plans in the future cannot be estimated due to the uncertainty regarding future levels of work that may require the utilization of union employees covered by these plans, as well as uncertainty as to the future contribution levels and possible surcharges on contributions that may apply to these plans at that time.
Centuri contributed $57.4 million, $44.3 million, and $41.3 million collectively to the plans for the years ended December 31, 2021, 2020, and 2019, respectively. Substantially all of the contributions made by Centuri during these years were to U.S. plans that were not classified as critical, and for which no special surcharges were assessed. Only six plans were classified as critical and required special surcharges; however, the contributions overall related to these plans in all periods were insignificant.